--------------------------------------------------------
COLONIAL MUNICIPAL INCOME TRUST       SEMIANNUAL REPORT
--------------------------------------------------------

MAY 31, 2001

[graphic omitted]

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

Toward the end of 2000, it became apparent that the US economy was not going to experience the "soft landing" the Federal Reserve Board (the Fed) had intended. In hopes of re-stimulating the sagging economy, the Fed began reducing short-term interest rates just after the first of the year. We saw five rate cuts during the six-month period ended May 31, 2001, bringing the short-term interest rate down from 6.5% to 4.0%.

The aggressive rate cuts created some concern in the markets that the Fed was providing too much economic stimulation, causing some fear that inflationary pressures could surface. However, the weakness in the economy, and in corporate profits, prompted investors to rotate some assets out of the stock market and into the municipal bond market -- a shift which provided support for municipal bond prices.

The following report will provide you with information about the fund's performance and the strategies used by portfolio manager Maureen G. Newman and associate portfolio manager Gary Lasman. As always, we thank you for choosing Colonial Municipal Income Trust and for giving us the opportunity to serve your investment needs.

     Respectfully,

 /s/ Stephen E. Gibson

     Stephen E. Gibson
     President
     July 12, 2001

----------------------------
NOT FDIC   MAY LOSE VALUE
INSURED    NO BANK GUARANTEE
----------------------------

Because economic and market conditions change, there can be no assurance that the trends described in this report will continue or come to pass.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

As economic growth slowed and the stock market weakened, investors looked to diversify their portfolios by investing in municipal bonds. The Colonial Municipal Income Trust benefited from this increased demand for municipal bonds, returning 5.03% at NAV for the six-month period ended May 31, 2001. This performance exceeded that of the fund's benchmark, the Lehman Municipal Bond Index, which returned 4.73% for the same period. A strong income stream also helped to boost total return during the period.

The fund is leveraged through the use of preferred shares, which pay interest rates comparable to those of short-term securities. Approximately one-third of the fund's assets were raised through the issuance of preferred shares, and that money was invested in long-term municipal bonds which typically pay higher yields. While the issuance of preferred shares provides the possibility of higher tax-exempt income, it also adds price volatility to the portfolio.

During the first half of 2001, the Fed aggressively cut interest rates. We feel the bond market probably overreacted to concerns about inflation stemming from these cuts, and that the recent drop in bond prices has created some good opportunities in the bond market. While we do not expect to see inflation return in the months to come, we also do not expect a strong economic rebound in the second half of 2001. We anticipate further rate cuts from the Fed, although not on such an aggressive schedule, and we have positioned the fund to take advantage of lower long-term interest rates as well as some good yield opportunities.

/s/ Maureen G. Newman              /s/ Gary A. Lasman

MAUREEN G. NEWMAN is portfolio manager of Colonial Municipal Income Trust and a senior vice president of Colonial Management Associates, Inc. (CMA).

GARY A. LASMAN is associate portfolio manager of Colonial Municipal Income Trust and a vice president of CMA.

Tax-exempt investing offers current tax-free income but also involves certain risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. The municipal bond management team identifies problems and opportunities and reacts quickly to market changes.


SIX-MONTH CUMULATIVE TOTAL RETURNS,
ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS
FOR THE PERIOD ENDED 5/31/01 (%)
--------------------------------
NAV                         5.03
--------------------------------
MARKET PRICE               13.31
--------------------------------
DISTRIBUTIONS DECLARED
PER COMMON SHARE,
12/1/00 - 5/31/011        $0.195
--------------------------------

(1) A portion of the trust's income may be subject to the alternative minimum tax. The trust may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the trust's ordinary income, and any market discount is taxable when distributed.

PRICE PER SHARE AS OF 5/31/01 ($)
--------------------------------
NAV                         6.15
--------------------------------
Market price                5.90
--------------------------------

TOP FIVE INDUSTRY SECTORS
AS OF 5/31/01 (%)
--------------------------------
Nursing Homes               10.2
--------------------------------
Hospitals                    9.1
--------------------------------
Airport                      8.1
--------------------------------
Refunded/Escrowed            6.8
--------------------------------
Water & Sewer                6.8

Sector breakdowns are calculated as a percentage of net assets.

QUALITY BREAKDOWN
AS OF 5/31/01 (%)
--------------------------------
AAA                         32.7
--------------------------------
AA                           2.4
--------------------------------
A                            3.3
--------------------------------
BBB                         17.6
--------------------------------
BB                           3.0
--------------------------------
CCC                          0.2
--------------------------------
D                            0.1
--------------------------------
Non-rated                   38.7
--------------------------------
Cash equivalents             2.0
--------------------------------

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

Because the trust is actively managed, there can be no guarantee the trust will continue to maintain these quality breakdowns or invest in these sectors in the future.

INVESTMENT PORTFOLIO

May 31, 2001 (Unaudited)

MUNICIPAL BONDS - 96.4%                                                   PAR        VALUE
--------------------------------------------------------------------------------------------
EDUCATION - 5.3%
EDUCATION - 5.3%
CA Loyola Marymount University,
  6.000% 10/01/14                                                $  1,250,000   $    639,512
CA Statewide Communities Development Authority, Crossroads
  School for Arts & Sciences,
  Series 1998,
  6.000% 08/01/28                                                   1,160,000      1,172,922
MA Industrial Finance Agency, St. John's High School, Series
  1998,
  5.350% 06/01/28                                                     300,000        271,311
MI Southfield Economic Development Corp., Lawrence University,
  Series 1998 A,
  5.400% 02/01/18                                                     750,000        695,775
MN Victoria, Holy Family Catholic High School, Series 1999 A,
  5.875% 09/01/29                                                   1,000,000        936,250
VT Educational & Health Buildings Finance Agency:
  Middlebury College, Series 1999,
  5.000% 11/01/38                                                   4,400,000      4,071,936
  Norwich University, Series 1998,
  5.500% 07/01/21                                                   1,000,000        964,630
WA Higher Education Facilities Authority, Puget Sound
  University, Series 1998,
  5.375% 10/01/30                                                   5,000,000      4,923,400
WV University, Series 2000 A,
  (a) 04/01/25                                                        750,000        194,670
                                                                                ------------
                                                                                  13,870,406
                                                                                ------------

--------------------------------------------------------------------------------------------
HEALTHCARE - 24.4%
CONGREGATE CARE RETIREMENT - 3.9%
CA Statewide Community Development Authority Eskaton Village -
  Grass Valley, Series 2000,
  8.250% 11/15/31                                                     750,000        748,455
KS Manhattan, Meadowlark Hills Retirement Home,
  Series 1999 A:
  6.375% 05/15/20                                                     500,000        478,125
  6.500% 05/15/28                                                   1,750,000      1,677,813
KY Economic Development Finance Authority, Christian Church
  Homes of Kentucky, Inc., Series 1998,
  5.500% 11/15/30                                                     200,000        160,902
MA Boston Industrial Development Finance Authority,
  Springhouse, Inc., Series 1988,
  5.875% 07/01/20                                                     500,000        405,000
MA Development Finance Agency, Loomis Community, Series 1999 A,
  5.625% 07/01/15                                                     250,000        213,713
MN Columbia Heights, Crest View Corp., Series 1998,
  6.000% 03/01/33                                                     745,000        620,213
NH Higher Educational & Health Facilities Authority, Rivermead
  at Peterborough, Series 1998,
  5.750% 07/01/28                                                     500,000        394,375
NJ Economic Development Authority, Seabrook Village, Inc.,
  Series 2000 A,
  8.250% 11/15/30                                                     500,000        499,375
PA Chartiers Valley Industrial & Commercial Development
  Authority, Asbury Health Center, Series 1999,
  6.375% 12/01/24                                                   1,000,000        862,500
PA Lancaster Industrial Development Authority, Garden Spot
  Village, Series 2000 A,
  7.625% 05/01/31                                                     325,000        327,438
PAPhiladelphia Authority for Industrial Development, Baptist Home of
  Philadelphia, Series 1998 A:
  5.500% 11/15/18                                                     360,000        286,200
  5.600% 11/15/28                                                     500,000        378,750
TN Metropolitan Government, Nashville and Davidson County,
  Blakeford at Green Hills,
  Series 1998,
  5.650% 07/01/24                                                     575,000        442,031
TX Abilene Health Facilities Development Corp., Sears
  Methodist Retirement Obligation Group,
  Series 1998 A,
  5.900% 11/15/25                                                     750,000        597,188
  Series 1999,
  5.875% 11/15/18                                                     500,000        411,250
WI Health & Educational Facilities Authority:
  Attic Angel Obligated Group,
  5.750% 11/15/27                                                     875,000        675,938
  Clement Manor, Series 1998,
  5.750% 08/15/24                                                     450,000        362,250
  United Lutheran Program for
  Aging, Inc.,
  5.700% 03/01/28                                                     750,000        590,625
                                                                                ------------
                                                                                  10,132,141
                                                                                ------------
HEALTH SERVICES - 0.1%
IL Health Facilities Authority, Midwest Physician Group, Ltd.,
  Series 1998,
  5.500% 11/15/19                                                      90,000         71,632
MA Development Finance Agency, Boston Biomedical Research
  Institute, Series 1999,
  5.650% 02/01/19                                                     120,000        111,565
                                                                                ------------
                                                                                     183,197
                                                                                ------------

HOSPITALS - 9.1%
AR Conway Health Facilities Board, Conway Regional Medical
  Center:
  Series 1999 A,
  6.400% 08/01/29                                                     350,000        355,499
  Series 1999 B,
  6.400% 08/01/29                                                     850,000        863,354
CA Health Facilities Financing Authority, Cedars-Sinai Medical
  Center, Series 1999 A,
  6.125% 12/01/30                                                     650,000        677,307
CO Health Care Facilities Authority, National Jewish Medical &
  Research Center, Series 1998:
  5.375% 01/01/16                                                   1,500,000      1,325,655
  5.375% 01/01/23                                                     840,000        702,996
GA Forsyth County Hospital Authority, Georgia Baptist
  Healthcare System, Series 1998,
  6.000% 10/01/08                                                   1,000,000        980,000
IL Health Facilities Authority, Swedish American Hospital,
  Series 2000,
  6.875% 11/15/30                                                     500,000        524,965
Thorek Hospital & Medical Center,
  5.375% 08/15/28                                                     500,000        393,185
IL Southwestern Illinois Development Authority, Anderson
  Hospital,
  Series 1999:
  5.375% 08/15/15                                                     500,000        434,460
  5.500% 08/15/20                                                     550,000        473,902
LA Public Facilities Authority, Touro Infirmary, Series 1999:
  5.500% 08/15/19                                                     500,000        478,890
  5.625% 08/15/29                                                   2,000,000      1,903,600
MA Health & Educational Facilities Authority, Milford-
  Whitinsville Regional Hospital, Series C,
  5.250% 07/15/18                                                     500,000        394,915
MI Dickinson County Healthcare System, Series 1999,
  5.700% 11/01/18                                                     585,000        504,878
MI Flint Hospital Building Authority, Hurley Medical Center,
  Series 1998 A,
  5.375% 07/01/20                                                     625,000        508,169
MI Hospital Finance Authority, Detroit Medical Center, Series
  1998 A,
  5.250% 08/15/28                                                     600,000        453,126
MN St. Paul Housing & Redevelopment Authority, Healtheast
  Project, Series A,
  5.700% 11/01/15                                                   2,000,000      1,522,500
MN Washington County Housing & Redevelopment Authority,
  Healtheast, Inc., Series 1998,
  5.250% 11/15/12                                                   1,250,000      1,009,375
MS Business Finance Corp., Rush Medical Foundation, Inc.,
  Series 1998,
  5.625% 07/01/23                                                   1,150,000        914,814
NH Higher Educational & Health Facilities Authority, Littleton
  Hospital Association, Inc.,
  Series 1998 A:
  5.900% 05/01/18                                                   1,175,000        903,531
  6.000% 05/01/28                                                     625,000        475,000
OH Belmont County, East Ohio Regional Hospital, Series 1998,
  5.700% 01/01/13                                                   1,500,000      1,295,625
OH Highland County Joint Township Hospital District, Series
  1999,
  6.750% 12/01/29                                                     745,000        651,875
OH Miami County, Upper Valley Medical Center, Inc., Series
  1996 A,
  6.250% 05/15/16                                                     665,000        633,426
OH Sandusky County Memorial Hospital, Series 1998,
  5.150% 01/01/08                                                     270,000        260,410
PA Allegheny County Hospital Development, Ohio Valley General
  Hospital, Series 1998 A,
  5.450% 01/01/28                                                   1,050,000        856,926
PA Pottsville Hospital Authority, Pottsville Hospital & Warne
  Clinic, Series 1998,
  5.625% 07/01/24                                                     755,000        611,950
TX Lufkin Health Facilities Development Corp., Memorial Health
  Systems of East Texas, Series 1998,
  5.700% 02/15/28                                                     750,000        570,090
TX Richardson Hospital Authority, Baylor Richardson Medical
  Center, Series 1998,
  5.625% 12/01/28                                                     850,000        728,348
VT Educational & Health Buildings Authority:
  Brattleboro Memorial Hospital,
  5.375% 03/01/28                                                     500,000        400,775
Springfield Hospital, Series A,
  7.750% 01/01/13                                                   1,040,000      1,096,909
WV Hospital Finance Authority, Charlestown Medical Center,
  Series 2000 A,
  6.750% 09/01/30                                                     750,000        792,510
                                                                                ------------
                                                                                  23,698,965
                                                                                ------------

INTERMEDIATE CARE FACILITIES - 1.1%
IN Health Facilities Financing Authority, Hoosier Care, Inc.,
  Series 1999 A,
  7.125% 06/01/34                                                   1,090,000        957,838
PA Economic Development Financing Authority, Northwestern
  Human Services, Inc., Series 1998 A,
  5.250% 06/01/14                                                   2,150,000      1,837,003
                                                                                ------------
                                                                                   2,794,841
                                                                                ------------
NURSING HOMES - 10.2%
AK Juneau, St. Ann's Care Center, Series 1999,
  6.875% 12/01/25                                                   1,000,000        933,750
CO Health Facilities Authority:
  American Housing Foundation, Inc., Series 1990 A,
  10.250% 12/01/20                                                  1,500,000        600,000
  Volunteers of America Care Facilities, Inc.,
  Series 1998 A:
  5.450% 07/01/08                                                     250,000        230,938
  5.750% 07/01/20                                                     700,000        570,500
  Series 1999 A,
  6.000% 07/01/29                                                     350,000        281,750
DE Economic Development Authority, Georgetown Health Center,
  12.000% 04/01/25                                                  2,130,000      2,252,006
DE Sussex County, Healthcare Facility, Delaware Health
  Corporation, Series 1994 A,
  7.600% 01/01/24                                                     985,000        886,500
IA Finance Authority, Care
  Initiatives Project,
  Series 1996:
  9.250% 07/01/25                                                   1,000,000      1,210,000
  Series B:
  5.750% 07/01/18                                                   2,025,000      1,650,501
IN Gary Industrial Economic Development, West Side Health Care
  Center, Series 1987 A,
  11.500% 10/01/17                                                  2,345,000      2,366,175
IN Health Facilities Financing Authority, Metro Health
  Indiana, Inc., Series 1998,
  6.400% 12/01/33                                                   1,000,000        703,750
IN Michigan City Health Facilities, Metropolitan Health
  Foundation Inc. Project,
  10.000% 11/01/22                                                  4,500,000      1,845,000
KY Jefferson County First Mortgage, AHF Kentucky-Iowa, Inc.,
  Project Series 1990,
  10.250% 01/01/20                                                    910,000        819,000
KY Lexington-Fayette Urban County Government, First Mortgage,
  AHF Kentucky-Iowa, Inc., Project
  Series 1990,
  10.250% 01/01/20                                                    920,000        828,000
MA Development Finance Agency, Alliance Health Care
  Facilities, Series 1999,
  7.100% 07/01/32                                                   1,250,000      1,134,375
MA Industrial Finance Agency:
  American Health Woodlawn
  Manor, Inc.:
  Series A,
  7.750% 01/01/28                                                     385,000        335,431
  Series B,
  10.250% 07/01/27                                                     80,000         74,400
  GF/Massachusetts, Inc., Series 1994,
  8.300% 07/01/23                                                     930,000        969,525
MI Cheboygan County Economic Development Corp., Metro Health
  Foundation Project, Series 1993,
  10.000% 11/01/22                                                  2,440,000      1,000,400
MN Carlton, Inter-Faith Social Services, Inc., Series 2000:
  7.500% 04/01/19                                                     250,000        248,750
  7.750% 04/01/29                                                     250,000        251,563
MN Minneapolis, Walker Methodist Senior Services Group,
  Series 1998 A,
  6.000% 11/15/28                                                     500,000        423,750
MN New Hope, North Ridge Care Center, Inc., Series 1999,
  5.875% 03/01/29                                                     500,000        413,125
MN Sartell, Foundation for Healthcare, Series 1999 A,
  6.625% 09/01/29                                                   2,025,000      1,787,063
NJ Economic Development Authority Geriatric and Medical
  Service, Inc., Series A,
  10.500% 05/01/04                                                    475,000        473,219
OH Montgomery County, Grafton Oaks Limited Partners, Series
  1986,
  9.750% 12/01/16                                                   1,480,000      1,406,000
TN New Tazewell Health Education and Housing Facilities Board,
  New Tasewell Project, Series 1987,
  10.000% 06/01/17                                                  1,495,000      1,513,852
TX Kirbyville Health Facilities Development Corp., Heartway
  III Project:
  Series 1997 A,
  10.000% 03/20/18                                                    571,487        517,196
  Series 1997 B,
  6.000% 03/20/04                                                     100,000          5,000
WA Kitsap County Housing Authority, Martha & Mary Nursing
  Home,
  7.100% 02/20/36                                                     643,000        740,858
                                                                                ------------
                                                                                  26,472,377
                                                                                ------------

--------------------------------------------------------------------------------------------
HOUSING - 10.4%
ASSISTED LIVING/SENIOR - 3.7%
DE Kent County, Heritage at Dover, Series 1999,
  7.625% 01/01/30                                                   1,250,000      1,117,188
GA Columbus Housing Authority, The Gardens at Calvary, Series
  1999,
  7.000% 11/15/19                                                     500,000        443,750
IL Clarendon Hills Residential Facilities, Churchill Estate,
  Series 1998 A:
  6.750% 03/01/24                                                   1,050,000        787,500
  6.750% 03/01/31                                                   1,365,000      1,023,750
IL Development Finance Authority, Care Institute, Inc.,
  8.250% 06/01/25                                                   1,480,000      1,517,000
MN Roseville, Care Institute, Inc., Series 1993,
  7.750% 11/01/23                                                   1,630,000      1,375,313
NC Medical Care Commission, DePaul Community Facilities
  Project,
  Series 1999,
  7.625% 11/01/29                                                   1,000,000        968,750
NY Huntington Housing Authority, Gurwin Jewish Senior Center,
  Series 1999:
  5.875% 05/01/19                                                     420,000        361,725
  6.000% 05/01/29                                                     650,000        547,625
TX Bell County Health Facilities Development Corp., Care
  Institutions, Inc.,
  9.000% 11/01/24                                                   1,480,000      1,568,800
                                                                                ------------
                                                                                   9,711,401
                                                                                ------------
MULTI-FAMILY - 6.5%
Charter Municipal Mortgage Acceptance Co.,
  7.600% 11/30/50 (b)                                                 500,000        526,875
DE Wilmington, Electra Arms Senior Association Project,
  6.250% 06/01/28                                                     975,000        788,531
FL Broward County Housing Finance Authority, Chaves Lake
  Apartment Project, Series 2000,
  7.500% 07/01/40                                                     500,000        508,125
FL Clay County Housing Finance Authority, Madison Commons
  Apartments, Series 2000 A,
  7.450% 07/01/40                                                     500,000        508,125
GA Clayton County Housing Authority, Magnolia Park Apartments,
  Series 1999 A,
  6.250% 06/01/30                                                     750,000        676,305
IL Chicago, Michigan Boulevard Garden Apartment Rehabilitation
  Project, Series 1985,
  12.000% 01/01/50                                                     70,000         56,000
MN Washington County Housing & Redevelopment Authority,
  Cottages of Aspen, Series 1992,
  9.250% 06/01/22                                                   1,035,000      1,077,694
MN White Bear Lake, Birch Lake Townhomes Project:
  Series 1989 A,
  10.250% 07/15/19                                                  1,770,000      1,831,950
  Series 1989 B,
  (a) 07/15/19                                                        653,000        261,592
NC Eastern Carolina Regional Housing Authority, New River
  Apartments - Jacksonville, Series 1994,
  8.250% 09/01/14                                                   1,690,000      1,690,000
Resolution Trust Corp., Pass Through Certificates, Series 1993
  A,
  8.750% 12/01/16                                                   3,462,446      3,478,407
SC Housing Finance and Development Multi-Family Housing
  Finance Revenue, Westbridge Apartments, Series A,
  9.500% 09/01/20                                                   2,075,000      2,075,000
TN Franklin Industrial Development Board, Landings Apartment
  Project, Series 1996 B,
  8.750% 04/01/27                                                     760,000        801,800
TX El Paso County Housing Finance Corp., American Village
  Communities,
  Series 2000 C,
  8.000% 12/01/32                                                     300,000        299,250
  Series 2000 D,
  10.000% 12/01/32                                                    300,000        299,250
TX Galveston Health Facilities Center, Driftwood Apartments,
  8.000% 08/01/23 (b)                                               1,000,000      1,028,750
VA Alexandria Redevelopment & Housing Authority, Courthouse
  Commons Apartments,
  Series 1990 A,
  10.000% 01/01/21                                                  1,000,000        900,000
                                                                                ------------
                                                                                  16,807,654
                                                                                ------------
SINGLE FAMILY - 0.2%
AK Housing Finance Corp.,
  Series 1996 A,
  6.050% 12/01/17                                                     560,000        580,854
KY County Single Family Mortgage Revenue, Class A,
  9.000% 09/01/16                                                      30,000         30,070
                                                                                ------------
                                                                                     610,924
                                                                                ------------

--------------------------------------------------------------------------------------------
INDUSTRIAL - 4.8%
FOOD PRODUCTS - 1.6%
IN Hammond, American Maize Products Co., Series 1994,
  8.000% 12/01/24                                                   2,000,000      2,052,980
LA Port New Orleans Industrial Development Continental Grain
  Co., Series 1993,
  7.500% 07/01/13                                                   1,000,000      1,023,750
LA Southern Louisiana Port Commission, Cargill, Inc. Project,
  5.850% 04/01/17                                                     500,000        516,235
MI Strategic Fund, Michigan Sugar Co., Sebewang Project,
  Series 1998 A,
  6.250% 11/01/15                                                   1,000,000        530,000
                                                                                ------------
                                                                                   4,122,965
                                                                                ------------
FOREST PRODUCTS - 1.1%
AL Courtland Industrial Development Board, Champion
  International Corp., Series 1999,
  6.000% 08/01/29                                                   2,000,000      1,948,140
GA Rockdale County Development Authority, Solid Waste
  Disposal, Visy Paper, Inc., Series 1993,
  7.500% 01/01/26                                                     800,000        805,000
                                                                                ------------
                                                                                   2,753,140
                                                                                ------------
MANUFACTURING - 1.3%
IL State Development Finance Authority, Armstrong World
  Industries, Inc. Project,
  5.950% 12/01/24                                                   1,000,000        350,000
IL Will-Kankakee Regional Development Authority, Flanders
  Corp./Precisionaire Project,
  Series 1997,
  6.500% 12/15/17                                                     925,000        869,500
MA State Industrial Finance Agency, House of Bianchi, Inc.,
  8.750% 06/01/18                                                     235,000        224,719
MN Brooklyn Park, TL Systems Corp., Series 1991,
  10.000% 09/01/16                                                    735,000        814,013
NV Henderson Public Improvement Trust, Integrated Coating
  Technology Corp., Series 2000,
  6.625% 11/01/10                                                     203,655          4,073
TX Trinity River Authority, Texas Instruments Project, Series
  1996,
  6.200% 03/01/20                                                     750,000        776,505
WA Pilchuck Public Development Corp., Goodrich (B.F.) Co.
  Tramco Project, Series 1993,
  6.000% 08/01/23                                                     400,000        390,060
                                                                                ------------
                                                                                   3,428,870
                                                                                ------------
METALS & MINING - 0.3%
MD Baltimore County, Bethlehem Steel Corp. Project, Series B,
  7.500% 06/01/15                                                     500,000        330,000
NV Department of Business & Industry, Wheeling-Pittsburgh
  Steel Corp., Series 1999 A,
  8.000% 09/01/14                                                     250,000        200,000
VA Greenville County Industrial Development Authority,
  Wheeling-Pittsburgh Steel Corp.,
  Series 1999 A:
  6.375% 04/01/04                                                      70,000         56,000
  7.000% 04/01/14                                                     375,000        292,031
                                                                                ------------
                                                                                     878,031
                                                                                ------------
OIL AND GAS - 0.5%
WA Pierce County Economic Development Corp., Occidental
  Petroleum Co.,
  5.800% 09/01/29                                                   1,500,000      1,375,635
                                                                                ------------

--------------------------------------------------------------------------------------------
OTHER - 8.3%
OTHER - 0.5%
MD Baltimore, Park Charles Project, Series 1986,
  8.000% 01/01/15                                                     645,000        658,913
SC Tobacco Settlement Revenue Management Authority,
  Series 2001 B,
  6.375% 05/15/28                                                     800,000        808,008
                                                                                ------------
                                                                                   1,466,921
                                                                                ------------
POOL/BOND BANK - 1.0%
IN Indianapolis Local Public Improvement Bond Bank,
  Series 1999 E,
  5.750% 02/01/29                                                   2,000,000      2,004,540
MI State Municipal Bond Authority, Local Government Loan
  Project, Series 2001 A,
  5.375% 11/01/17                                                     550,000        560,742
                                                                                ------------
                                                                                   2,565,282
                                                                                ------------
REFUNDED/ESCROWED (c) - 6.8%
CA San Joaquin Hills Transportation Corridor Agency, Series
  1993,
  (a) 01/01/25                                                     10,000,000      2,756,200
FL Clearwater Housing Authority, Hampton Apartments, Series
  1994,
  8.250% 05/01/24                                                   2,430,000      2,767,163
ID Health Facilities Authority, IHC Hospitals, Inc.,
  6.650% 02/15/21                                                   2,750,000      3,252,810
IL Health Facilities Authority, Edgewater Medical Center,
  Series A,
  9.250% 07/01/2024                                                 2,195,000      2,562,443
MA Health & Educational Facilities Authority, Corp. for
  Independent Living,
  8.100% 07/01/18                                                     640,000        712,800
MN Mille Lakes Capital Improvement Authority, Mille Lakes Band
  of Chippewa, Series 1992 A,
  9.250% 11/01/12                                                     935,000      1,030,838
NC Lincoln County, Lincoln County Hospital,
  9.000% 05/01/07                                                     350,000        406,438
PA Delaware County Authority, Southeastern Pennsylvania
  Obligated Group, Series 1996:
  6.000% 12/15/16                                                   1,400,000      1,525,286
  6.000% 12/15/26                                                     500,000        519,935
PA Montgomery County Industrial Development Authority,
  Assisted Living Facility, Series 1993 A,
  8.250% 05/01/23                                                     765,000        834,806
TN Shelby County, Health, Education, and Housing Facilities
  Board, Open Arms Development Center,
  Series 1992 A,
  9.750% 08/01/19                                                     495,000        640,406
  Series 1992 C,
  9.750% 08/01/19                                                     500,000        646,875
                                                                                ------------
                                                                                  17,656,000
                                                                                ------------

--------------------------------------------------------------------------------------------
OTHER REVENUE - 1.7%
HOTELS - 0.8%
PA Philadelphia Authority for Industrial Development,
  Doubletree Project,
  6.500% 10/01/27                                                   2,000,000      1,997,500
                                                                                ------------
RECREATION - 0.3%
NM Red River Sports Facility, Red River Ski Area Project,
  Series 1998,
  6.450% 06/01/07                                                     830,000        813,400
                                                                                ------------
RETAIL - 0.6%
NJ Economic Development Authority, Glimcher Properties L.P.
  Project,
  6.000% 11/01/28                                                   1,000,000        936,250
OH Lake County, North Madison Properties, Series 1993,
  8.819% 09/01/11                                                     710,000        710,000
                                                                                ------------
                                                                                   1,646,250
                                                                                ------------

--------------------------------------------------------------------------------------------
RESOURCE RECOVERY - 2.2%
DISPOSAL - 1.4%
CT Development Authority, Sewer Sludge Disposal Facilities,
  NETCO New Haven, Series 1996,
  8.250% 12/01/06                                                     955,000      1,073,181
MA Boston Industrial Development Finance Authority, Jet-A-Way,
  Inc.,
  10.500% 01/01/11                                                    800,000        826,000
MA Industrial Finance Agency:
  Massachusetts Environmental Services, Series 1994 A,
  8.750% 11/01/21                                                     975,000        487,500
  Peabody Monofill Associates, Inc., Series 1995,
  9.000% 09/01/05                                                     810,000        850,500
UT Carbon County, Laidlaw Environmental, Series A,
  7.450% 07/01/17                                                     500,000        491,250
                                                                                ------------
                                                                                   3,728,431
                                                                                ------------
RESOURCE RECOVERY - 0.8%
MA Industrial Finance Agency, Ogden Hill Project, Series 1998 A,
  5.500% 12/01/13                                                   1,000,000        972,720
PA Delaware County Industrial Development Authority, Series A,
  6.200% 07/01/19                                                   1,000,000        982,500
                                                                                ------------
                                                                                   1,955,220
                                                                                ------------

--------------------------------------------------------------------------------------------
TAX-BACKED - 9.5%
LOCAL APPROPRIATED - 0.4%
CA Compton, Civic Center Project,
  5.500% 09/01/15                                                   1,000,000        994,050
                                                                                ------------
LOCAL GENERAL OBLIGATIONS - 3.1%
LA New Orleans, Series 1991,
  (a) 09/01/15                                                      4,000,000      1,887,640
NY New York City, Series 1998 H,
  5.125% 08/01/25                                                   5,000,000      4,907,900
TX Irving Independent School District, Series 1997:
  (a) 02/15/15                                                      1,500,000        727,500
  (a) 02/15/16                                                      1,000,000        454,820
                                                                                ------------
                                                                                   7,977,860
                                                                                ------------
SPECIAL NON-PROPERTY TAX - 3.3%
IL Metropolitan Pier & Exposition Authority:
  McCormick Project:
  (a) 06/15/14                                                      5,000,000      2,540,750
  (a) 06/15/15                                                      3,000,000      1,427,670
  Series 1996 A,
  (a) 12/15/13                                                      5,000,000      2,636,400
PR Commonwealth of Puerto Rico Highway & Transportation
  Authority, Series 1998 A,
  5.000% 07/01/38                                                   2,000,000      1,881,420
                                                                                ------------
                                                                                   8,486,240
                                                                                ------------
SPECIAL PROPERTY TAX - 2.7%
CA Orange County Community Facilities District, Ladera Ranch,
  Series 1999 A,
  6.500% 08/15/21                                                   1,000,000      1,041,250
CA Yorba Linda Redevelopment Agency, Series 1998 A,
  (a) 09/01/24                                                      1,325,000        361,129
FL Heritage Palms Community Development District, Series 1999,
  6.250% 11/01/04                                                     995,000      1,002,463
FL Heritage Springs Community Development District, Series
  1999 B,
  6.250% 05/01/05                                                     565,000        569,238
FL Lexington Oaks Community Development District:
  Series 1998 A,
  6.125% 05/01/19                                                     760,000        744,800
  Series 2000 D,
  6.700% 05/01/07                                                     400,000        408,500
FL Northern Palm Beach County Improvement District, Series
  1999,
  5.900% 08/01/19                                                     500,000        480,625
FL Orlando, Conroy Road Interchange Project, Series 1998 A:
  5.500% 05/01/10                                                     125,000        122,813
  5.800% 05/01/26                                                     500,000        465,000
FL Stoneybrook Community Development District:
  Series 1998 A,
  6.100% 05/01/19                                                     250,000        243,125
  Series 1998 B,
  5.700% 05/01/08                                                     650,000        643,500
MI Taylor Tax Increment Finance Authority, Series 2001,
  5.375% 05/01/17                                                   1,000,000      1,013,380
                                                                                ------------
                                                                                   7,095,823
                                                                                ------------
TRANSPORTATION - 14.2%
AIR TRANSPORTATION - 2.8%
IN Indianapolis Airport Authority:
  Federal Express Corp., Series 1994,
  7.100% 01/15/17                                                   2,000,000      2,117,740
  United Airlines Project, Series A,
  6.500% 11/15/31                                                   1,000,000        931,250
KY Kenton County Airport Board, Delta Airlines, Inc., Series
  1992 A,
  7.500% 02/01/20                                                   2,500,000      2,588,700
NC Charlotte, Special Facilities Revenue, US Airways, Inc.,
  Series 2000,
  7.750% 02/01/28                                                     500,000        495,000
PA Philadelphia Authority for Industrial Development, Aero
  Philadelphia LLC, Series 1999,
  5.250% 01/01/09                                                     450,000        423,000
WA Seattle Northwest Air,
  7.250% 04/01/30                                                     750,000        736,875
                                                                                ------------
                                                                                   7,292,565
                                                                                ------------
AIRPORT - 8.1%
MI Wayne Charter County, Detroit Metropolitan Airport, Series
  1998 A,
  5.000% 12/01/28                                                   1,250,000      1,165,775
OH Cleveland, Series 2001 A,
  5.000% 01/01/31                                                  12,215,000     11,531,082
PA Philadelphia Authority for Industrial Development, Series
  1998 A,
  5.125% 07/01/28                                                   8,750,000      8,339,888
                                                                                ------------
                                                                                  21,036,745
                                                                                ------------
TOLL FACILITIES - 3.0%
CA San Joaquin Hills Transportation Corridor Agency, Series A,
  (a) 01/15/15                                                      3,000,000      1,484,880
CO Public Highway Authority, Arapahoe County, E470
  Series 2000 B:
  (a) 09/01/18                                                      3,000,000      1,170,750
  (a) 09/01/35                                                      8,750,000        700,875
MA Turnpike Authority, Series 1999 A,
  5.000% 01/01/39                                                   5,000,000      4,560,300
                                                                                ------------
                                                                                   7,916,805
                                                                                ------------
TRANSPORTATION - 0.3%
NV Department of Business & Industry, Las Vegas Monorail
  Project, Series 2000,
  7.375% 01/01/40                                                     750,000        750,938
                                                                                ------------

--------------------------------------------------------------------------------------------
UTILITY - 15.6%
INDEPENDENT POWER PRODUCER - 3.0%
MI Midland County Economic Development Corp., Series 2000,
  6.875% 07/23/09                                                   1,000,000      1,026,250
NY Port Authority of New York & New Jersey, KIAC Partners,
  Series 1996 IV,
  6.750% 10/01/11                                                   2,000,000      2,105,000
PA Economic Development Finance Authority, Colver Project,
  Series D:
  7.125% 12/01/15                                                     500,000        516,820
  7.150% 12/01/18                                                   2,750,000      2,826,450
PR Commonwealth of Puerto Rico Industrial, Educational,
  Medical & Environmental Cogeneration Facilities, AES
  Project, Series 2000,
  6.625% 06/01/26                                                     325,000        341,231
VA Pittsylvania County Industrial Development Authority,
  Multitrade of Pittsyvania, Series 1994 A,
  7.450% 01/01/09                                                   1,000,000        973,750
                                                                                ------------
                                                                                   7,789,501
                                                                                ------------
INVESTOR OWNED - 3.1%
AZ Pima County Industrial Development Authority, Tucson
  Electric Power Co., Series A,
  6.100% 09/01/25                                                     750,000        689,063
CT Development Authority, Connecticut Light & Power Co.,
  Series 1993 B,
  5.950% 09/01/28                                                     300,000        294,807
IL Bryant Pollution Control Revenue, Central Illinois Light
  Co.,
  Series 1993,
  5.900% 08/01/23                                                   2,000,000      2,019,180
LA Calcasieu Parish Industrial Development Board, Entergy Gulf
  States, Inc., Series 1999,
  5.450% 07/01/10                                                     500,000        483,125
LA West Feliciana Parish, Entergy Gulf States, Inc., Series
  1999 B,
  6.600% 09/01/28                                                     500,000        499,375
MS Business Finance Corp., Systems Energy Resources Project,
  Series 1998,
  5.875% 04/01/22                                                   1,500,000      1,389,375
NV Clark County, Nevada Power Co., Series 1997 A,
  5.900% 11/01/32                                                   3,000,000      2,637,360
                                                                                ------------
                                                                                   8,012,285
                                                                                ------------
MUNICIPAL ELECTRIC - 2.7%
NY Long Island Power Authority, Series 1998 A,
  5.250% 12/01/26                                                   1,550,000      1,530,687
TX Austin, Series 1994:
  (a) 05/15/17                                                      6,600,000      2,781,306
  (a) 05/15/18                                                      5,000,000      1,976,300
WA Seattle, Series 2001:
  5.500% 03/01/17                                                     750,000        768,128
                                                                                ------------
                                                                                   7,056,421
                                                                                ------------
WATER & SEWER - 6.8%
CA Castaic Lake Water Agency,
  Series 1999 A:
  (a) 08/01/25                                                     10,445,000      2,723,743
  (a) 08/01/26                                                     10,445,000      2,569,992
LA Public Facility Belmont Water Authority,
  9.000% 03/15/24                                                     730,000        584,000
MA Water Resources Authority,
  Series 1997 D,
  5.000% 08/01/24 (d)                                              10,000,000      9,588,800
MS Five Lakes Utility District,
  8.250% 07/15/24                                                     500,000        450,625
TX Houston Water & Sewer System, Series C,
  (a) 12/01/12                                                      3,000,000      1,690,590
                                                                                ------------
                                                                                  17,607,750
                                                                                ------------
TOTAL MUNICIPAL BONDS (cost of $261,249,864)                                     250,686,534
                                                                                ------------

SHORT-TERM OBLIGATIONS - 2.0%
--------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - 2.0% (d)
AZ Phoenix Industrial Development Authority, Valley of the Sun
  Y.M.C.A., Series 2001,
  2.050% 01/01/31                                                     700,000        700,000
IA State Higher Education Loan Authority, St. Ambrose
  University, Series 1995,
  3.100% 02/01/05                                                   1,100,000      1,100,000
IA Woodbury County, Siouxland Medical Educational Foundation,
  Series 1996,
  3.050% 11/01/16                                                   1,100,000      1,100,000
KS State Development Finance Authority, Series 2000,
  2.050% 05/15/26                                                     500,000        500,000
MN Mankato, Bethany Lutheran College, Series 2000 B,
  2.050% 11/01/15                                                     400,000        400,000
MN Minneapolis, Series 1999,
  2.850% 12/01/18                                                     550,000        550,000
MO St. Charles County Industrial Development Authority,
  Monsanto Co., Series 1996,
  3.000% 07/01/21                                                     200,000        200,000
MS Perry County, Leaf River Forest Project,
  2.050% 03/01/02                                                     600,000        600,000
TX Brazos River Authority, Pharmacia Corp., Series 1994,
  3.150% 02/01/04                                                     100,000        100,000
                                                                                ------------
TOTAL SHORT-TERM OBLIGATIONS (cost of $5,250,000)                                  5,250,000
                                                                                ------------
TOTAL INVESTMENTS (cost of $266,499,864)(f)                                      255,936,534
                                                                                ------------
OTHER ASSETS & LIABILITIES, NET - 1.6%                                             4,206,433
                                                                                ------------
NET ASSETS - 100.0%                                                             $260,142,967
                                                                                ------------

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------
(a) Zero coupon bond.
(b) Denotes a restricted security, which is subject to restrictions on resale under Federal Securities laws. At May 31, 2001, these securities amounted to $1,555,625, which respresents 0.6% of net assets.

Additional information on this restricted security held at May 31, 2001, is as follows:

                                            ACQUISITION    ACQUISITION
SECURITY                                       DATE           COST
--------------------------------------------------------------------------
Charter Municipal Mortgage
  Acceptance Co.                             07/06/00      $  500,000
TX Galveston Health Facilities Center        09/28/94       1,000,000

(c) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.
(d) This security, or a portion thereof, with a total market value of $9,588,800, is being used to collateralize open future contracts.
(e) Variable rate demand notes are considered short-term obligations. Interest rates change periodicallyon specified dates. These securities are payable on demand and are secured by either lettersof credit or other credit support agreements from banks. The rates listed are as of May 31, 2001.
(f) Cost for federal income tax purposes is the same.

Short futures contracts open at May 31, 2001:

                          PAR VALUE                           UNREALIZED
                          COVERED BY        EXPIRATION       DEPRECIATION
         TYPE             CONTRACTS           MONTH          AT 05/31/01
------------------------------------------------------------------------------
Municipal Bond           $35,000,000        September         $(252,574)
Treasury Bond             39,700,000        September          (324,647)
Treasury Note             19,800,000        September          (106,276)
                                                              ---------
                                                              $(683,497)
                                                              ---------

           ACRONYM                                NAME
-----------------------------------------------------------------------------
             AHF                       American Housing Foundation

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
May 31, 2001 (Unaudited)

ASSETS
Investments, at value (cost of $266,499,864)                 $255,936,534
Cash                                                               29,092
Receivable for:

  Investment sold                                               2,555,054
  Interest                                                      4,733,221
Other assets                                                      115,789
                                                             ------------
  Total Assets                                                263,369,690
                                                             ------------

LIABILITIES
Payable for:
  Investments purchased                                         1,358,454
  Variation margin on futures contracts                           782,554
  Distributions -- common shares                                  898,466
  Distributions -- preferred shares                                22,932
  Management fee                                                  141,245
  Bookkeeping fee                                                   5,592
  Trustees' fee                                                     3,500
  Custody fee                                                         455
  Deferred Trustees' fee                                           13,525
                                                             ------------
    Total Liabilities                                           3,226,723
                                                             ------------
NET ASSETS                                                   $260,142,967
                                                             ------------
COMPOSITION OF NET ASSETS
Auction Preferred shares (3,600 shares issued and
  outstanding at $25,000 per share)                          $ 90,000,000
Paid in capital -- common shares                              228,185,580
Overdistributed net investment income                          (1,257,729)
Accumulated net realized loss                                 (45,538,057)
Net unrealized depreciation on:
  Investments                                                 (10,563,330)
  Open futures contracts                                         (683,497)
                                                             ------------
                                                             $260,142,967
                                                             ------------

Net Assets at value for 27,645,113 common shares of
  beneficial interest outstanding                            $170,142,967
                                                             ------------

Net asset value per common share                             $       6.15
                                                             ------------
Net Assets at value including undeclared dividends for
  3,600 preferred shares outstanding                         $ 90,000,000
                                                             ------------

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended May 31, 2001 (Unaudited)


INVESTMENT INCOME
Interest Income                                                     $8,449,182

EXPENSES
Management fee                                      $  844,702
Bookkeeping fee                                         33,535
Trustees' fee                                            6,916
Custody fee                                                910
Preferred share remarketing commissions                112,320
Other expenses                                         102,358
                                                    ----------
    Total Expenses                                                   1,100,741
                                                                    ----------
    Net Investment Income                                            7,348,441
                                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON PORTFOLIO POSITIONS
Net realized loss on:
  Investments                                        (203,287)
  Closed futures contracts                           (888,580)
                                                   ----------
  Net realized loss                                                 (1,091,867)
Net change in unrealized
  appreciation/depreciation on:
  Investments                                        2,828,083
  Open futures contracts                               829,702
                                                    ----------

    Net change in unrealized
      appreciation/depreciation                                      3,657,785
                                                                    ----------
  Net Gain                                                           2,565,918
                                                                    ----------
Increase in Net Assets from Operations                              $9,914,359
                                                                    ----------

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             (UNAUDITED)
                                                             SIX MONTHS
                                                                ENDED         YEAR ENDED
                                                               MAY 31,       NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS                               2001            2000
------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                      $   7,348,441    $  15,235,387
Net realized loss on investments and futures contracts        (1,091,867)     (12,850,420)
Net change in unrealized appreciation/depreciation on
  investments and futures contracts                            3,657,785          634,363
                                                           -------------    -------------
    Net Increase from Operations                               9,914,359        3,019,330
                                                           -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income -- common shares                   (5,390,590)     (11,970,087)
From net investment income -- preferred shares                (1,645,493)      (3,778,348)
                                                           -------------    -------------
    Total Distributions to Shareholders                       (7,036,083)     (15,748,435)
                                                           -------------    -------------

SHARE TRANSACTIONS:
Preferred share offering (net of $108,000 commission and
  offering costs)                                                   --           (108,000)
                                                           -------------    -------------
    Total Increase (Decrease) in Net Assets                    2,878,276      (12,837,105)

NET ASSETS
Beginning of period                                          257,264,691      270,101,796
                                                           -------------    -------------

End of period (including overdistributed net investment
  income of ($1,257,729) and ($1,570,087), respectively)   $ 260,142,967    $ 257,264,691
                                                           -------------    -------------

NUMBER OF FUND SHARES
Common:
Outstanding at end of period                                  27,645,113       27,645,113
                                                           -------------    -------------
Preferred:

Outstanding at end of period                                       3,600            3,600
                                                           -------------    -------------

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

May 31, 2001 (Unaudited)

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION:
Colonial Municipal Income Trust (the "Trust") is a Massachusetts business trust, registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, closed-end, management investment company. The Trust's primary investment objective is to provide high current income, generally exempt from federal income taxes, by investing primarily in medium- and lower-quality municipal securities. The Trust's secondary objective is to preserve its capital. The Trust authorized an unlimited number of common shares of beneficial interest and 3,600 Auction Preferred Shares ("APS").

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES:
Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective December 1, 2001, the Trust will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will be required to amortize premium and discount on all debt securities. Upon the effective date, this accounting principle change will not have an impact on total net assets but will result in a reclassification between cost of securities held and net unrealized appreciation/depreciation. The Trust currently has not determined the impact of the adoption of the new accounting policy.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to common and preferred shareholders are recorded on the ex- date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for APS is generally seven days. The applicable dividend rate for the APS on May 31, 2001 was 3.10%. For the six months ended May 31, 2001, the Trust paid dividends to Auction Preferred shareholders amounting to $1,645,493, representing an average APS dividend rate of 3.67%.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE:
Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Trust's average weekly net assets.

BOOKKEEPING FEE:
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $18,000 per year plus 0.0233% annually of the Trust's average net assets over $50 million.

OTHER:
The Trust pays no compensation to its officers, all of whom are employees of the Advisor.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

NOTE 3. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY:
For the six months ended May 31, 2001, purchases and sales of investments, other than short-term obligations, were $17,977,567 and $20,507,109, respectively.

Unrealized appreciation (depreciation) at May 31, 2001, based on cost of investments for federal income tax purposes was:

    Gross unrealized appreciation                            $  8,605,859
    Gross unrealized depreciation                             (19,169,189)
                                                             ------------
        Net unrealized depreciation                          $(10,563,330)
                                                             ============

CAPITAL LOSS CARRYFORWARDS:
At November 30, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

        YEAR OF EXPIRATION            CAPITAL LOSS CARRYFORWARD
        ------------------            -------------------------
               2001                          $ 7,979,000
               2002                            5,301,000
               2003                            7,499,000
               2004                                4,000
               2005                            7,197,000
               2007                            3,491,000
               2008                           13,037,000
                                             -----------
                                             $44,508,000
                                             -----------

Expired capital loss carryforwards, if any, are recorded as a reduction of paid in capital.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified. The Trust may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Trust's Statement of Assets and Liabilities at any given time.

NOTE 4. PREFERRED SHARE OFFERING
On July 20, 1999, the Trust offered and currently has outstanding 3,600 APS. The APS are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared). Total proceeds, net of commissions, of $88,875,000, were received upon completion of the offering.

Costs incurred by the Trust in connection with the offering of the APS totaling $108,000 and $139,690 for fiscal years 2000 and 1999, respectively, were recorded as a reduction of capital paid in excess of par applicable to common shares.

Under the Act, the Trust is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the APS and in accordance with the guidelines prescribed by the rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the APS. At May 31, 2001, there were no such restrictions on the Trust.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected per share data, total return, ratios and supplemental data throughout each period are as follows (common shares unless otherwise noted):

                                  (UNAUDITED)
                                SIX MONTHS ENDED                            YEAR ENDED NOVEMBER 30,
                                     MAY 31,           ------------------------------------------------------------------
                                      2001               2000            1999           1998         1997         1996
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD               $   6.05           $   6.51        $   7.57        $   7.41     $   7.41     $   7.48
                                    --------           --------        --------        --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                   0.27               0.55(a)         0.46            0.47         0.51         0.51
Commissions and offering costs -
  preferred shares                      --                (0.01)          (0.05)           --           --           --
Net realized and unrealized
  gain (loss) on investments
  and futures contracts                 0.09              (0.43)          (0.97)           0.18        (0.00)(b)    (0.07)
                                    --------           --------        --------        --------     --------     --------
    Total from Investment
      Operations                        0.36               0.11           (0.56)           0.65         0.51         0.44
                                    --------           --------        --------        --------     --------     --------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS
From net investment income -
  common shares                        (0.20)             (0.43)          (0.42)          (0.48)       (0.51)       (0.51)
From net investment income -
  preferred shares                     (0.06)             (0.14)          (0.04)           --           --           --
In excess of net investment
  income - common shares                --                 --             (0.04)          (0.01)        --           --
                                    --------           --------        --------        --------     --------     --------
    Total Distributions
      Declared to
      Shareholders                     (0.26)             (0.57)          (0.50)          (0.49)       (0.51)       (0.51)
                                    --------           --------        --------        --------     --------     --------
NET ASSET VALUE,
  END OF PERIOD                     $   6.15           $   6.05        $   6.51        $   7.57     $   7.41     $   7.41
                                    --------           --------        --------        --------     --------     --------
Market price per  share             $   5.90           $   5.38        $   5.75        $   8.13     $   7.56     $   7.25
                                    --------           --------        --------        --------     --------     --------
Total return - based on
  market value (c)                     13.31%(d)           0.84%         (24.33%)         14.57%       11.67%       15.36%
                                    --------           --------        --------        --------     --------     --------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                            1.29%(f)(g)        1.33%(g)        1.08%(g)        0.82%        0.86%        0.91%
Net investment income (e)               8.64%(f)(g)        6.68%(g)        6.36%(g)        6.20%        6.83%        6.87%
Portfolio turnover rate                    7%(d)             12%             20%             34%          15%          22%
Net assets at end of
  period (000) -
  common shares                     $170,143           $167,265        $180,082        $208,931     $203,533     $202,793

(a) The per share net investment income does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(b) Represents less than $0.01 per share.
(c) Total return at market value assuming all distributions reinvested and excluding brokerage commissions. (d)Not annualized.
    (e)The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f) Annualized.
(g) Ratios reflect net assets available to common shares only, net investment income ratio also reflects a reduction for dividend payments to preferred shareholders.

--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT PLAN
--------------------------------------------------------------------------------

As a shareholder in the Trust you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income and net short-term capital gains monthly and net long-term capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan") all distributions are reinvested automatically in additional shares of the Trust, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of Trust shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. However, if the market price of shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares. The aggregate market value of the shares may constitute taxable income to shareholders for federal income tax purposes.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan ordinarily are held in uncertificated form, although each participant has the right to receive certificates for whole shares owned by the participant. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

There is no charge to Plan participants for reinvesting distributions. Fees and expenses of the Plan other than brokerage charges are paid by the Trust. Participants bear a pro-rata share of brokerage charges incurred on open market purchases of shares issued under the Plan. A shareholder may elect not to participate or terminate his or her participation in the Plan by written notice to the Plan administrator. Such notice must be received by the Plan administrator before the dividend record date in order to be effective with respect to that dividend. The Plan may be amended or terminated on 30 days' written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to EquiServe Trust Company, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 1681, Boston, Massachusetts 02105, Attention: Dividend Reinvestment Department.

TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Municipal Income Trust is:

EquiServe Trust Company
100 Federal Street
Boston, MA  02110
1-800-730-6001

The Colonial Municipal Income Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Municipal Income
Trust.

TRUSTEES

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development and Administration, General Counsel and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President and Director of Itek Corp.)

WILLIAM E. MAYER
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational systems needs (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

---------------------------------------------------
COLONIAL MUNICIPAL INCOME TRUST SEMIANNUAL REPORT
---------------------------------------------------


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